UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305
         Spokane, WA  99201

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509)789-8977

Signature, Place, and Date of Signing:

      /s/  David C. Krebs     Spokane, WA     July 24, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $201,735 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/    PUT/     INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP        (x$1000) PRN AMT  PRN    CALL     DSCRETN MANAGER SOLE   SHARED   NONE
- ----------------------------- ------- --------------- ------- ------- ----   -------- ------- ------- ------ -------- --------
4KIDS ENTERTAINMENT INC		COM	350865101	5555	370350	SH		SOLE		122213		248137
AGCO CP				COM	001084102	2225	51248	SH		SOLE		20116		31132
ALLIED CAPITAL CORP-N CM (NEW)	COM	01903Q108	4925	159065	SH		SOLE		50385		108680
ANALOGIC CORP			COM	032657207	3863	52551	SH		SOLE		22941		29610
ANDREW CORP			COM	034425108	4366	302363	SH		SOLE		113938		188425
BASIN WATER INC			COM	07011T306	2024	232648	SH		SOLE		104200		128448
BENNETT ENVIRONMENTAL		COM	081906109	280	801020	SH		SOLE		801020		0
BIOSCRIP INC			COM	09069N108	6835	1423908	SH		SOLE		521048		902860
BOSTON SCIENTIFIC CORP		COM	101137107	680	44316	SH		SOLE		44316		0
BOWATER INC			COM	102183100	3148	126160	SH		SOLE		39161		86999
BRONCO DRILLING CO INC		COM	112211107	1188	72382	SH		SOLE		37652		34730
CALGON CARBON CORP		COM	129603106	5725	493553	SH		SOLE		184496		309057
CALLAWAY GOLF CO		COM	131193104	4188	235170	SH		SOLE		77723		157447
CAMBREX CORP			COM	132011107	3069	231311	SH		SOLE		69611		161700
CELESTICA INC			COM	15101Q108	3981	636895	SH		SOLE		245084		391811
ELECTRO RENT CORP		COM	285218103	2273	156326	SH		SOLE		53702		102624
ELECTRO SCIENTIFIC INDS INC	COM	285229100	3617	173907	SH		SOLE		59093		114814
FLEXTRONICS INTERNATIONAL LTD.	COM	Y2573F102	592	54860	SH		SOLE		54860		0
FRANKLIN STREET PROPERTIES C	COM	35471R106	1748	105659	SH		SOLE		41684		63975
FURNITURE BRANDS INTL		COM	360921100	5020	353487	SH		SOLE		121016		232471
HAIN CELESTIAL GROUP INC	COM	405217100	1827	67322	SH		SOLE		25315		42007
HIGHLAND HOSPITALITY CORP	COM	430141101	4071	212016	SH		SOLE		47129		164887
HITACHI LTD - SPONS ADR		COM	433578507	1143	16150	SH		SOLE		16150		0
HORIZON OFFSHORE INC		COM	44043J204	2460	128128	SH		SOLE		48840		79288
HRPT PROPERTIES TRUST		COM	40426W101	2759	265278	SH		SOLE		90813		174465
IDACORP INC COM			COM	451107106	1303	40653	SH		SOLE		1673		38980
ILINC COMM INC			COM	451724108	7	10000	SH		SOLE		10000		0
INFOCUS CORP			COM	45665B106	1165	522551	SH		SOLE		59377		463174
INPUT/OUTPUT INC		COM	457652105	1582	101363	SH		SOLE		46768		54595
INSITUFORM TECH CLA CM		COM	457667103	5401	247655	SH		SOLE		87328		160327
INTERNATIONAL COAL GROUP INC	COM	45928H106	5116	855589	SH		SOLE		291524		564065
INTERNATIONAL RECTIFIER CORP	COM	460254105	662	17780	SH		SOLE		780		17000
INTERSECTIONS INC		COM	460981301	2835	283479	SH		SOLE		82089		201390
KEY TECHNOLOGY INC		COM	493143101	3541	158132	SH		SOLE		59387		98745
KEYTRONIC CORP			COM	493144109	7024	1379972	SH		SOLE		526734		853238
KNIGHT CAPITAL GROUP INC	COM	499005106	2931	176539	SH		SOLE		59521		117018
LAKELAND INDUSTRIES INC		COM	511795106	2538	183103	SH		SOLE		69619		113484
MEADWESTVACO CORP		COM	583334107	1879	53193	SH		SOLE		53193		0
MEMRY CORPORATION		COM	586263204	5919	3631047	SH		SOLE		1356648		2274399
MERIDIAN RES CP			COM	58977Q109	3085	1021593	SH		SOLE		405870		615723
MICROTEK MED HOLDING     INC	COM	59515b109	4813	1046319	SH		SOLE		381952		664367
MONTEREY GOURMET FOODS INC	COM	612570101	4655	1090230	SH		SOLE		369550		720680
NATIONAL MANUFACTURING TECH	COM	636870107	1	67399	SH		SOLE		67399		0
ORANGE 21 INC.			COM	685317109	1194	182055	SH		SOLE		59772		122283
OSI SYSTEMS INC			COM	671044105	4111	150294	SH		SOLE		57138		93156
PARLUX FRAGRANCES INC		COM	701645103	1142	257260	SH		SOLE		37243		220017
PERCEPTRON INC			COM	71361F100	5372	543201	SH		SOLE		182164		361037
PHI INC				COM	69336T205	3320	111433	SH		SOLE		42828		68605
PIER 1 IMPORTS INC		COM	720279108	1765	207893	SH		SOLE		101951		105942
PIPER JAFFRAY COMPANIES		COM	724078100	2504	44925	SH		SOLE		17669		27256
PLANAR SYSTEMS INC		COM	726900103	4990	666284	SH		SOLE		218990		447294
RED LION HOTELS CORP		COM	756764106	1321	102785	SH		SOLE		38160		64625
RETRACTABLE TECHNOLOGIES INC	COM	76129W105	3117	1246727	SH		SOLE		425313		821414
STARRETT (L.S.) Co CL A		COM	855668109	1867	101907	SH		SOLE		23574		78333
STRATTEC SECURITY CORP.		COM	863111100	3307	70397	SH		SOLE		20052		50345
SUPERIOR INDUSTRIES INTL	COM	868168105	2735	125704	SH		SOLE		39539		86165
SYMMETRY MEDICAL INC		COM	871546206	2765	172732	SH		SOLE		66480		106252
SYNOVIS LIFE TECHNOLOGIES INC	COM	87162G105	2034	141253	SH		SOLE		33875		107378
TIER TECHNOLOGIES INC		COM	88650Q100	4292	437951	SH		SOLE		197665		240286
TIME WARNER INC			COM	887317105	693	32941	SH		SOLE		32941		0
VISHAY INTERTECHNOLOGY INC	COM	928298108	1818	114899	SH		SOLE		44080		70819
WATSON PHARMACEUTICALS INC	COM	942683103	6000	184452	SH		SOLE		63348		121104
WCA WASTE			COM	92926K103	4016	452732	SH		SOLE		178915		273817
WEIS MARKETS INC		COM	948849104	2002	49410	SH		SOLE		2030		47380
WHITE ELECTRONIC DESIGNS	COM	963801105	3320	572370	SH		SOLE		206222		366148
WINSTON HOTELS INC		COM	97563A102	6033	402220	SH		SOLE		108209		294011